Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ (7,821)	$ (9,713)	$ (9,078)
Vessels [Member]
Cost [Abstract]
Beginning balance	120,543	112,375
Additions	618	46,421
Disposals	(36,250)	(19,753)
Transfer to "Vessel held for sale"	(19,878)	(18,500)
Ending balance	65,033	120,543	112,375
Accumulated Depreciation [Abstract]
Beginning balance	(9,954)	(7,556)
Depreciation and amortization	(6,373)	(7,982)
Disposals	6,248	1,486
Transfer to "Vessel held for sale"	3,873	4,098
Ending balance	(6,206)	(9,954)	$ (7,556)
Net book value	$ 58,827	$ 110,589